Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Munder Veracity Small-Cap Value Fund Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES & EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The sub-advisor pursues long-term capital growth in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($23 million to $3.4 billion as of September 30, 2011). The Fund may, however, also invest (i) in equity securities of larger companies and (ii) up to 25% of its assets in foreign securities.

When selecting securities to invest in, the sub-advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The sub-advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment. The sub-advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

		The sub-advisor regularly reviews the Fund’s investments and will sell securities when the sub-advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Value Investing Risk
Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that are, in their view, temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Small Company Stock Risk
Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects. Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

Sector/Industry Focus Risk
The Fund may invest a substantial portion of its assets within one or more economic sectors or industries. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector or industry. The Fund may tend to be more heavily weighted in financials companies, particularly those within the real estate investment trust (REIT) industry. The values of financials companies are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

On May 13, 2011, the Fund acquired the assets and liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”) (“Reorganization”). The Veracity Fund was the accounting survivor of the Reorganization and the Veracity Fund’s performance and financial history have been adopted by the Fund. As a result, the performance information and financial history in this Prospectus for the periods prior to May 14, 2011 are that of the Veracity Fund. The Veracity Fund offered Class R and Class I shares, which were similar to the Fund’s Class A and Class Y shares, respectively. Therefore, the total returns for Class A shares, the class of shares with the longest performance history, in the bar chart below for the periods prior to May 14, 2011 are those of the Veracity Fund’s Class R shares, which have not been restated to reflect any difference in expenses and do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be different.

		The performance for Class A shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class R shares. The performance for Class Y shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class I shares. The performance for Class B, Class C, Class K and Class R shares in the table below for the periods prior to May 14, 2011 is the performance of the Veracity Fund’s Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of each respective class.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 468-6337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.munderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN (%) per calendar year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	YTD through 3/31/12: 9.31 % Best Quarter: 23.78% (quarter ended 6/30/09) Worst Quarter: -20.78% (quarter ended 12/31/08)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The index returns from inception for Class A, B, C, K, R and Y shares are as of 4/1/04, 7/1/05, 7/1/05, 7/1/05, 7/1/05 and 7/1/05, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. The after-tax returns of the Class B, C, K, R, R6 and Y shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges in existence during the periods indicated)
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.50%	[5]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,281
1 Year	rr_ExpenseExampleNoRedemptionYear01	694
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,006
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,281
2005	rr_AnnualReturn2005	8.31%
2006	rr_AnnualReturn2006	18.00%
2007	rr_AnnualReturn2007	(7.11%)
2008	rr_AnnualReturn2008	(31.26%)
2009	rr_AnnualReturn2009	33.58%
2010	rr_AnnualReturn2010	29.45%
2011	rr_AnnualReturn2011	(2.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
1 Year %	rr_AverageAnnualReturnYear01	(2.91%)
5 Years %	rr_AverageAnnualReturnYear05	1.40%
Since Inception %	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2004
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	2.25%	[5]
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	2,457
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,457
1 Year %	rr_AverageAnnualReturnYear01	(8.41%)
5 Years %	rr_AverageAnnualReturnYear05	0.27%
Since Inception %	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	2.25%	[5]
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,652
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,652
1 Year %	rr_AverageAnnualReturnYear01	(4.55%)
5 Years %	rr_AverageAnnualReturnYear05	0.66%
Since Inception %	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.50%	[5]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,861
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	849
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,861
1 Year %	rr_AverageAnnualReturnYear01	(2.85%)
5 Years %	rr_AverageAnnualReturnYear05	1.42%
Since Inception %	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.75%	[5]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	979
10 Years	rr_ExpenseExampleYear10	2,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	979
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,131
1 Year %	rr_AverageAnnualReturnYear01	(3.09%)
5 Years %	rr_AverageAnnualReturnYear05	1.17%
Since Inception %	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.15%	[5]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Munder Veracity Small-Cap Value Fund Prospectus | Munder Veracity Small-Cap Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[3],[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total Net Annual Fund Operating Expenses After Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.25%	[5]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,583
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	411
5 Years	rr_ExpenseExampleNoRedemptionYear05	716
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,583
1 Year %	rr_AverageAnnualReturnYear01	(2.60%)
5 Years %	rr_AverageAnnualReturnYear05	1.67%
Since Inception %	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Return After Taxes on Distributions | Munder Veracity Small-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(2.91%)
5 Years %	rr_AverageAnnualReturnYear05	1.11%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2004
Munder Veracity Small-Cap Value Fund Prospectus | Return After Taxes on Distributions and Sale of Fund Shares | Munder Veracity Small-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.89%)
5 Years %	rr_AverageAnnualReturnYear05	1.14%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2004
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2004
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005
Munder Veracity Small-Cap Value Fund Prospectus | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes) | Munder Veracity Small-Cap Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(5.50%)
5 Years %	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception %	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2005

[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	Other Expenses and Total Annual Fund Operating Expenses for Class R6 Shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.
[4]	Before Fee Waivers and/or Expense Reimbursements
[5]	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of Class A, B, C, K, R and Y shares of the Fund and through at least May 31, 2013 for Class R6 shares of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A and Class K shares, 2.25% for Class B and Class C shares, 1.75% for Class R shares and 1.25% for Class R6 and Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above for each class of shares and the Board of MST has approved in advance such reimbursement to MCM.
[6]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[7]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
[8]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.